Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Principal Maturities of Long-term Debt
At June 30, 2018, the principal maturities of the long-term debt were as follows:

June 30, 2018
2018	$—
2019	4,999
Principal balance outstanding	4,999
less: unamortized discount	(86)
less: unamortized debt issuance costs	(10)
Long-term debt	4,903
Current portion	1,570
Noncurrent portion	$3,333

At December 31, 2017, the principal maturities of the long-term debt were as follows:

December 31, 2017
2018	$—
2019	4,999
Principal balance outstanding	4,999
less: unamortized discount	(129)
less: unamortized debt issuance costs	(15)
Long-term debt	4,855
Current portion	—
Noncurrent portion	4,855